Note 5 - Assets Held for Sale (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Security deposits		$ 356,108	$ 350,418
Wi-Fi and back-end equipment, net		4,958,999	7,524,823
Current assets held for sale		$ 5,315,107	$ 7,875,241